Related-party transactions (Tables)	6 Months Ended
Jul. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Aggregate emoluments	120	177	279	329
Pension contributions	8	5	12	10
	128	182	291	339

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Aggregate emoluments	265	339	570	650
Pension contributions	24	15	35	28
	289	354	605	678